Changes in Liability for Policy and Contract Claims (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2013
Liability For Policy And Contract Claims [Line Items]
Beginning balance	$ 7,620	[1],[2]	$ 6,933	[1],[3]	$ 6,567	[3]	$ 7,343
Less reinsurance recoverables	(1,654)	[1],[2]	(1,654)	[1],[3]	(1,769)	[3]
Net balance as of January 1	5,966	[1],[2]	5,279	[1],[3]	4,798	[3]
Current year	3,405	[2]	3,562	[1]	3,436	[3]
Prior years	237	[2]	651	[1]	799	[3]
Total incurred	3,642	[2]	4,213	[1]	4,235	[3]
Current year	(1,196)	[2]	(1,238)	[1]	(1,217)	[3]
Prior years	(2,790)	[2]	(2,379)	[1]	(2,669)	[3]
Total paid	(3,986)	[2]	(3,617)	[1]	(3,886)	[3]
Interest on liability for policy and contract claims	153	[2]	136	[1]	121	[3]
Foreign currency translation	12	[2]	(17)	[1]	11	[3]
Other	0	[2],[4]	(28)	[1],[4]	0	[3],[4]
Net balance as of December 31	5,787	[2]	5,966	[1],[2]	5,279	[1],[3]
Add reinsurance recoverables	1,722	[2]	1,654	[1],[2]	1,654	[1],[3]
Ending balance	$ 7,509	[2]	$ 7,620	[1],[2]	$ 6,933	[1],[3]	$ 7,343

[1]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[4]	The amounts relate to the sale of our Medicare supplement insurance business in 2011. See note 8 for additional information.